Contents of Significant Accounts - Summary of Consideration Received and Gain (Loss) Recognized (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Nov. 11, 2020 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2017 TWD ($)
Consideration Received And Loss Recognized From Transaction [Line Items]
Add: Non-controlling interests		$ 466,768	$ 113,356	$ 4,037	$ 410,065	$ 956,808
UNISTARS CORP. [member]
Consideration Received And Loss Recognized From Transaction [Line Items]
Cash received		4,617
Less: Net assets of the subsidiary deconsolidated		(43,371)
Add: Non-controlling interests		7,074
Less: Goodwill		(176)
Loss on disposal of subsidiary		$ (31,856)
NEXPOWER TECHNOLOGY CORP. (NEXPOWER) [member]
Consideration Received And Loss Recognized From Transaction [Line Items]
Receivable from liquidation consideration (Note A)	$ 724,845
Less: Net assets of the subsidiary deconsolidated	(776,410)
Add: Non-controlling interests	51,565
Other comprehensive income from equity reclassified to profit or loss due to derecognition	4,061
Gain on deconsolidation (Note B)	$ 4,061